Income Taxes - Significant Components of Temporary Differences, Unused Tax Credits and Unused Tax Losses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-capital losses available for future periods [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 96,732	$ 144,633
Expiry Date	2029 to 2043	2029 to 2042
Share issuance costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 13,748	$ 7,156
Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	460	911
Donations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 196	$ 153
Expiry Date	2024 to 2028	2023 to 2027